Leuthold Select Industries Fund
Schedule of Investments
June 30, 2022 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 99.80%
Air Freight & Logistics - 4.21%
Atlas Air Worldwide Holdings, Inc. (a)	1,256	$77,508
CH Robinson Worldwide, Inc.	1,087	110,189
Expeditors International of Washington, Inc.	993	96,778
FedEx Corp.	801	181,595
Hub Group, Inc. - Class A (a)	1,114	79,027
		545,097
Biotechnology - 0.73%
Regeneron Pharmaceuticals, Inc. (a)	160	94,581

Capital Markets - 5.72%
Evercore, Inc. - Class A	867	81,160
Morgan Stanley	2,213	168,321
Raymond James Financial, Inc.	1,130	101,033
Stifel Financial Corp.	1,631	91,369
The Goldman Sachs Group, Inc.	631	187,420
UBS Group AG (b)	6,861	111,285
		740,588
Consumer Finance - 2.25%
Ally Financial, Inc.	2,278	76,336
Capital One Financial Corp.	618	64,390
Discover Financial Services	886	83,798
OneMain Holdings, Inc.	1,809	67,620
		292,144
Distributors - 1.06%
LKQ Corp.	2,808	137,845

Food & Staples Retailing - 5.16%
Albertsons Cos, Inc.	3,434	91,756
BJ's Wholesale Club Holdings, Inc. (a)	3,033	189,017
Costco Wholesale Corp.	545	261,208
Walmart, Inc.	1,043	126,808
		668,789
Food Products - 0.64%
Bunge, Ltd. - ADR	915	82,981

Health Care Equipment & Supplies - 2.24%
Abbott Laboratories	1,493	162,214
Medtronic PLC (b)	1,429	128,253
		290,467
Health Care Providers & Services - 8.43%
Centene Corp. (a)	2,504	211,863
Elevance Health, Inc.	541	261,076
Humana, Inc.	516	241,524
UnitedHealth Group, Inc.	735	377,518
		1,091,981
Household Durables - 4.71%
D.R. Horton, Inc.	2,334	154,487
KB Home	1,734	49,350
Lennar Corp. - Class A	1,396	98,516
Meritage Homes Corp. (a)	996	72,210
PulteGroup, Inc.	3,535	140,092
Toll Brothers, Inc.	2,146	95,712
		610,367
Insurance - 8.39%
American Financial Group, Inc.	634	$88,006
Arch Capital Group, Ltd. (a)(b)	2,200	100,078
Axis Capital Holdings, Ltd. (b)	1,169	66,738
Chubb, Ltd. (b)	543	106,743
Cincinnati Financial Corp.	970	115,411
Everest Re Group, Ltd. (b)	387	108,468
Markel Corp. (a)	63	81,475
Old Republic International Corp.	3,526	78,841
Reinsurance Group of America, Inc.	860	100,869
The Allstate Corp.	826	104,679
The Travelers Cos, Inc.	807	136,488
		1,087,796
IT Services - 2.50%
Mastercard, Inc. - Class A	561	176,984
Visa, Inc. - Class A	744	146,486
		323,470
Life Sciences Tools & Services - 2.62%
Danaher Corp.	677	171,633
Thermo Fisher Scientific, Inc.	310	168,417
		340,050
Metals & Mining - 4.87%
ArcelorMittal SA - NYRS	2,679	60,545
BHP Group, Ltd. - ADR	2,184	122,697
Commercial Metals Co.	1,668	55,211
Freeport-McMoRan, Inc.	2,179	63,758
Materion Corp.	888	65,472
Rio Tinto PLC - LN Shares - ADR	1,909	116,449
Teck Resources, Ltd. - Class B (b)	2,919	89,234
Ternium SA - ADR	1,597	57,636
		631,002
Multiline Retail - 2.76%
Target Corp.	2,528	357,029

Oil, Gas & Consumable Fuels - 11.46%
APA Corp.	3,485	121,626
BP PLC - ADR	5,280	149,688
California Resources Corp.	1,832	70,532
EOG Resources, Inc.	1,384	152,849
Equinor ASA - ADR	4,601	159,931
Exxon Mobil Corp.	2,350	201,254
Imperial Oil, Ltd. (b)	2,357	111,038
Marathon Oil Corp.	5,711	128,383
Shell PLC - ADR	3,376	176,531
Suncor Energy, Inc. (b)	3,368	118,116
Whiting Petroleum Corp.	1,154	78,507
Woodside Energy Group, Ltd. - ADR	789	17,011
		1,485,466
Paper & Forest Products - 1.61%
Louisiana-Pacific Corp.	2,119	111,057
West Fraser Timber Co Ltd. (b)	1,277	97,984
		209,041
Pharmaceuticals - 3.23%
Merck & Co., Inc.	2,218	202,215
Pfizer, Inc.	4,117	215,854
		418,069
Professional Services - 4.50%
ASGN, Inc. (a)	1,389	$125,357
Insperity, Inc.	1,089	108,715
Korn Ferry	1,518	88,074
ManpowerGroup, Inc.	1,007	76,945
Robert Half International, Inc.	1,626	121,771
TriNet Group, Inc. (a)	796	61,786
		582,648
Semiconductors & Semiconductor Equipment - 8.06%
Applied Materials, Inc.	2,665	242,462
KLA Corp.	549	175,175
Lam Research Corp.	782	333,249
MKS Instruments, Inc.	1,013	103,964
SolarEdge Technologies, Inc. (a)(b)	695	190,208
		1,045,058
Software - 4.54%
Adobe, Inc. (a)	321	117,505
Microsoft Corp.	1,831	470,256
		587,761
Specialty Retail - 4.09%
Asbury Automotive Group, Inc. (a)	400	67,736
AutoNation, Inc. (a)	979	109,413
Group 1 Automotive, Inc.	454	77,089
Penske Automotive Group, Inc.	1,149	120,289
The Home Depot, Inc.	309	84,749
Williams-Sonoma, Inc.	641	71,119
		530,395
Technology Hardware, Storage & Peripherals - 3.68%
Apple, Inc.	2,535	346,585
Dell Technologies, Inc. - Class C	795	36,737
Hewlett Packard Enterprise Co.	7,097	94,106
		477,428
Trading Companies & Distributors - 2.34%
MSC Industrial Direct Co., Inc. - Class A	557	41,836
Triton International, Ltd. (b)	1,097	57,757
United Rentals, Inc. (a)	508	123,398
WESCO International, Inc. (a)	753	80,647
		303,638
TOTAL COMMON STOCKS (Cost $10,762,209)		$12,933,691

SHORT-TERM INVESTMENTS - 0.40%
Money Market Funds - 0.40%
Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 1.210% (c)	52,476	$52,476
TOTAL SHORT-TERM INVESTMENTS (Cost $52,476)		$52,476

Total Investments (Cost $10,814,685) - 100.20%		$12,986,167
Liabilities in Excess of Other Assets - (0.20)%		(26,234)
TOTAL NET ASSETS - 100.00%		$12,959,933

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
NYRS	New York Registry Shares
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day effective yield as of June 30, 2022.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Leuthold Select Industries Fund

Summary of Fair Value Exposure at June 30, 2022 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2022:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$12,933,691	$–	$–	$12,933,691
Short-Term Investments	52,476	–	–	52,476

Total Investments in Securities	$12,986,167	$–	$–	$12,986,167

The Fund did not invest in any Level 3 securities during the period.